Related Party Transactions - Summary of Sets Forth Major Related Parties and Their Relationships with Group (Details)	12 Months Ended
Dec. 31, 2021
JD Group
Related Party Transaction [Line Items]
Relationship with the Group	A shareholder of the Group
5Y Capital
Related Party Transaction [Line Items]
Relationship with the Group	A shareholder of the Group
Xichen Group
Related Party Transaction [Line Items]
Relationship with the Group	An investee of the Group
Ruifeng
Related Party Transaction [Line Items]
Relationship with the Group	An investee of the Group
Manak
Related Party Transaction [Line Items]
Relationship with the Group	An investee of the Group
Meda
Related Party Transaction [Line Items]
Relationship with the Group	An investee of the Group
Aileyou
Related Party Transaction [Line Items]
Relationship with the Group	An investee of the Group
Yueyie
Related Party Transaction [Line Items]
Relationship with the Group	An investee of the Group
Gulin
Related Party Transaction [Line Items]
Relationship with the Group	An investee of the Group
Jinsong
Related Party Transaction [Line Items]
Relationship with the Group	An investee of the Group
AiFenLei
Related Party Transaction [Line Items]
Relationship with the Group	An investee of the Group
Yuekun
Related Party Transaction [Line Items]
Relationship with the Group	A Subsidiary of AiFenLei
Yueqing
Related Party Transaction [Line Items]
Relationship with the Group	An investee of the Group